Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.7%
Communication Services – 15.5%
2,650 Alphabet, Inc., Class A* $ 351,204
2,591 Alphabet, Inc., Class C* 346,987
143 Charter Communications, Inc.,
Class A* 57,219
3,942 Comcast Corp., Class A 165,130
259 Electronic Arts, Inc. 35,745
1,391 Meta Platforms, Inc., Class A* 455,066
424 Netflix, Inc.* 200,963
3,680 Sirius XM Holdings, Inc. 17,222
1,132 T-Mobile US, Inc. 170,309
427 Trade Desk, Inc. (The), Class A* 30,087
2,334 Warner Bros Discovery, Inc.* 24,390
1,854,322
Consumer Discretionary – 14.2%
408 Airbnb, Inc., Class A* 51,547
4,608 Amazon.com, Inc.* 673,183
34 Booking Holdings, Inc.* 106,274
513 eBay, Inc. 21,038
434 JD.com, Inc. ADR (China) 11,905
2,177 Lucid Group, Inc.* 9,187
116 Lululemon Athletica, Inc.* 51,829
286 Marriott International, Inc.,
Class A 57,972
48 MercadoLibre, Inc. (Brazil)* 77,782
58 O'Reilly Automotive, Inc.* 56,978
624 PDD Holdings, Inc. ADR
(China)* 92,003
326 Ross Stores, Inc. 42,504
1,097 Starbucks Corp. 108,932
1,417 Tesla, Inc.* 340,193
1,701,327
Consumer Staples – 6.2%
425 Costco Wholesale Corp. 251,915
211 Dollar Tree, Inc.* 26,077
1,338 Keurig Dr Pepper, Inc. 42,241
1,190 Kraft Heinz Co. (The) 41,781
1,303 Mondelez International, Inc.,
Class A 92,591
1,003 Monster Beverage Corp.* 55,315
1,328 PepsiCo, Inc. 223,489
827 Walgreens Boots Alliance, Inc. 16,490
749,899
Energy – 0.5%
967 Baker Hughes Co. 32,636
171 Diamondback Energy, Inc. 26,404
59,040
Financials – 0.5%
1,052 PayPal Holdings, Inc. * 60,606
Health Care – 6.5%
73 Align Technology, Inc.* 15,607
512 Amgen, Inc. 138,056
558 AstraZeneca PLC ADR (United
Kingdom) 36,041
139 Biogen, Inc.* 32,537
371 Dexcom, Inc.* 42,858
436 GE HealthCare Technologies,
Inc. 29,849
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
1,193 Gilead Sciences, Inc. $ 91,384
80 IDEXX Laboratories, Inc.* 37,266
151 Illumina, Inc.* 15,394
337 Intuitive Surgical, Inc.* 104,753
365 Moderna, Inc.* 28,360
102 Regeneron Pharmaceuticals,
Inc.* 84,029
180 Seagen, Inc.* 38,378
247 Vertex Pharmaceuticals, Inc.* 87,638
782,150
Industrials – 4.8%
395 Automatic Data Processing, Inc. 90,818
97 Cintas Corp. 53,665
915 Copart, Inc.* 45,951
1,922 CSX Corp. 62,081
547 Fastenal Co. 32,803
636 Honeywell International, Inc. 124,605
105 Old Dominion Freight Line, Inc. 40,851
501 PACCAR, Inc. 46,002
345 Paychex, Inc. 42,080
139 Verisk Analytics, Inc. 33,559
572,415
Information Technology – 50.0%
437 Adobe, Inc.* 267,011
1,547 Advanced Micro Devices, Inc.* 187,435
477 Analog Devices, Inc. 87,472
83 ANSYS, Inc.* 24,349
6,982 Apple, Inc. 1,326,231
801 Applied Materials, Inc. 119,974
83 ASML Holding NV
(Netherlands) 56,752
147 Atlassian Corp., Class A* 28,070
205 Autodesk, Inc.* 44,778
395 Broadcom, Inc. 365,663
260 Cadence Design Systems, Inc.* 71,050
3,903 Cisco Systems, Inc. 188,827
484 Cognizant Technology Solutions
Corp., Class A 34,064
217 Crowdstrike Holdings, Inc.,
Class A* 51,427
286 Datadog, Inc., Class A* 33,339
131 Enphase Energy, Inc.* 13,234
752 Fortinet, Inc.* 39,525
525 GLOBALFOUNDRIES, Inc.* 28,187
4,011 Intel Corp. 179,292
268 Intuit, Inc. 153,151
131 KLA Corp. 71,345
127 Lam Research Corp. 90,922
826 Marvell Technology, Inc. 46,033
521 Microchip Technology, Inc. 43,472
1,049 Micron Technology, Inc. 79,850
3,318 Microsoft Corp. 1,257,223
1,103 NVIDIA Corp. 515,873
247 NXP Semiconductors NV
(China) 50,408
413 ON Semiconductor Corp.* 29,459
293 Palo Alto Networks, Inc.* 86,461
1,069 QUALCOMM, Inc. 137,954

Goldman Sachs Nasdaq-100 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
146 Synopsys, Inc.* $ 79,312
870 Texas Instruments, Inc. 132,858
198 Workday, Inc., Class A* 53,603
244 Zoom Video Communications,
Inc., Class A* 16,551
140 Zscaler, Inc.* 27,654
6,018,809
Real Estate – 0.3%
391 CoStar Group, Inc. * 32,469
Utilities – 1.2%
493 American Electric Power Co.,
Inc. 39,218
308 Constellation Energy Corp. 37,280
953 Exelon Corp. 36,700
528 Xcel Energy, Inc. 32,124
145,322
TOTAL COMMON STOCKS
(Cost $11,150,836)
11,976,359
a
Exchange-Traded Fund – 0.1%
92 Invesco Nasdaq 100 ETF
(Cost $13,903)
14,715
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
7,634 5.259% 7,634
(Cost $7,634)
TOTAL INVESTMENTS – 99.9%
(Cost $11,172,373)
$ 11,998,708
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
16,537
NET ASSETS – 100.0%
$ 12,015,245
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Communication Services – 8.6%
1,661 Alphabet, Inc., Class A* $ 220,132
1,413 Alphabet, Inc., Class C* 189,229
2,001 AT&T, Inc. 33,157
28 Charter Communications, Inc.,
Class A* 11,204
1,152 Comcast Corp., Class A 48,257
69 Electronic Arts, Inc. 9,523
59 Fox Corp., Class A 1,743
37 Fox Corp., Class B 1,023
106 Interpublic Group of Cos., Inc.
(The) 3,258
41 Live Nation Entertainment, Inc.* 3,453
78 Match Group, Inc.* 2,526
622 Meta Platforms, Inc., Class A* 203,487
124 Netflix, Inc.* 58,772
95 News Corp., Class A 2,094
32 News Corp., Class B 737
54 Omnicom Group, Inc. 4,354
135 Paramount Global, Class B 1,940
44 Take-Two Interactive Software,
Inc.* 6,961
146 T-Mobile US, Inc. 21,966
1,177 Verizon Communications, Inc. 45,114
512 Walt Disney Co. (The)* 47,457
621 Warner Bros Discovery, Inc.* 6,490
922,877
Consumer Discretionary – 10.6%
119 Airbnb, Inc., Class A* 15,034
2,542 Amazon.com, Inc.* 371,361
80 Aptiv PLC* 6,627
4 AutoZone, Inc.* 10,440
64 Bath & Body Works, Inc. 2,088
52 Best Buy Co., Inc. 3,689
10 Booking Holdings, Inc.* 31,257
66 BorgWarner, Inc. 2,224
60 Caesars Entertainment, Inc.* 2,683
44 CarMax, Inc.* 2,813
285 Carnival Corp.* 4,292
6 Chipotle Mexican Grill, Inc.* 13,214
85 D.R. Horton, Inc. 10,852
32 Darden Restaurants, Inc. 5,007
8 Domino's Pizza, Inc. 3,143
149 eBay, Inc. 6,110
33 Etsy, Inc.* 2,502
39 Expedia Group, Inc.* 5,311
1,100 Ford Motor Co. 11,286
43 Garmin Ltd. 5,256
386 General Motors Co. 12,198
40 Genuine Parts Co. 5,311
34 Hasbro, Inc. 1,578
73 Hilton Worldwide Holdings, Inc. 12,229
281 Home Depot, Inc. (The) 88,091
95 Las Vegas Sands Corp. 4,381
71 Lennar Corp., Class A 9,082
76 LKQ Corp. 3,384
164 Lowe’s Cos., Inc. 32,608
31 Lululemon Athletica, Inc.* 13,851
70 Marriott International, Inc.,
Class A 14,189
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
205 McDonald's Corp. $ 57,777
81 MGM Resorts International 3,195
15 Mohawk Industries, Inc.* 1,325
343 NIKE, Inc., Class B 37,823
125 Norwegian Cruise Line Holdings
Ltd.* 1,909
1 NVR, Inc.* 6,155
17 O'Reilly Automotive, Inc.* 16,700
9 Pool Corp. 3,126
59 PulteGroup, Inc. 5,217
9 Ralph Lauren Corp. 1,164
95 Ross Stores, Inc. 12,386
66 Royal Caribbean Cruises Ltd.* 7,092
321 Starbucks Corp. 31,875
65 Tapestry, Inc. 2,059
773 Tesla, Inc.* 185,582
322 TJX Cos., Inc. (The) 28,371
29 Tractor Supply Co. 5,887
14 Ulta Beauty, Inc.* 5,964
98 VF Corp. 1,640
15 Whirlpool Corp. 1,634
27 Wynn Resorts Ltd. 2,279
78 Yum! Brands, Inc. 9,793
1,141,044
Consumer Staples – 6.4%
497 Altria Group, Inc. 20,894
151 Archer-Daniels-Midland Co. 11,133
49 Brown-Forman Corp., Class B 2,878
42 Bunge Global SA 4,615
53 Campbell Soup Co. 2,130
66 Church & Dwight Co., Inc. 6,378
34 Clorox Co. (The) 4,874
1,098 Coca-Cola Co. (The) 64,167
231 Colgate-Palmolive Co. 18,196
134 Conagra Brands, Inc. 3,791
45 Constellation Brands, Inc., Class
A 10,822
124 Costco Wholesale Corp. 73,500
60 Dollar General Corp. 7,867
57 Dollar Tree, Inc.* 7,045
65 Estee Lauder Cos., Inc. (The),
Class A 8,300
164 General Mills, Inc. 10,440
42 Hershey Co. (The) 7,893
76 Hormel Foods Corp. 2,325
28 J M Smucker Co. (The) 3,072
72 Kellanova 3,783
482 Kenvue, Inc. 9,852
285 Keurig Dr Pepper, Inc. 8,997
95 Kimberly-Clark Corp. 11,754
226 Kraft Heinz Co. (The) 7,935
183 Kroger Co. (The) 8,101
41 Lamb Weston Holdings, Inc. 4,101
71 McCormick & Co., Inc. 4,603
53 Molson Coors Beverage Co.,
Class B 3,262
381 Mondelez International, Inc.,
Class A 27,074
208 Monster Beverage Corp.* 11,471

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
388 PepsiCo, Inc. $ 65,296
435 Philip Morris International, Inc. 40,612
660 Procter & Gamble Co. (The) 101,323
141 Sysco Corp. 10,176
129 Target Corp. 17,261
81 Tyson Foods, Inc., Class A 3,794
205 Walgreens Boots Alliance, Inc. 4,088
399 Walmart, Inc. 62,120
675,923
Energy – 4.1%
86 APA Corp. 3,096
285 Baker Hughes Co. 9,619
497 Chevron Corp. 71,369
335 ConocoPhillips 38,716
208 Coterra Energy, Inc. 5,460
180 Devon Energy Corp. 8,095
50 Diamondback Energy, Inc. 7,720
163 EOG Resources, Inc. 20,060
101 EQT Corp. 4,036
1,133 Exxon Mobil Corp. 116,404
252 Halliburton Co. 9,332
77 Hess Corp. 10,823
543 Kinder Morgan, Inc. 9,540
170 Marathon Oil Corp. 4,323
112 Marathon Petroleum Corp. 16,709
186 Occidental Petroleum Corp. 11,002
163 ONEOK, Inc. 11,223
125 Phillips 66 16,111
65 Pioneer Natural Resources Co. 15,057
398 Schlumberger NV 20,712
63 Targa Resources Corp. 5,698
99 Valero Energy Corp. 12,411
340 Williams Cos., Inc. (The) 12,509
440,025
Financials – 13.0%
152 Aflac, Inc. 12,572
73 Allstate Corp. (The) 10,064
163 American Express Co. 27,835
206 American International Group,
Inc. 13,557
31 Ameriprise Financial, Inc. 10,959
56 Aon PLC, Class A 18,395
103 Arch Capital Group Ltd.* 8,620
58 Arthur J Gallagher & Co. 14,442
15 Assurant, Inc. 2,520
1,965 Bank of America Corp. 59,913
252 Bank of New York Mellon Corp.
(The) 12,177
514 Berkshire Hathaway, Inc., Class
B* 185,040
42 BlackRock, Inc. 31,552
205 Blackstone, Inc. 23,036
66 Brown & Brown, Inc. 4,933
113 Capital One Financial Corp. 12,618
30 Cboe Global Markets, Inc. 5,466
416 Charles Schwab Corp. (The) 25,509
118 Chubb Ltd. 27,073
44 Cincinnati Financial Corp. 4,523
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
559 Citigroup, Inc. $ 25,770
132 Citizens Financial Group, Inc. 3,600
105 CME Group, Inc. 22,928
35 Comerica, Inc. 1,583
70 Discover Financial Services 6,510
10 Everest Group Ltd. 4,105
13 FactSet Research Systems, Inc. 5,895
166 Fidelity National Information
Services, Inc. 9,734
192 Fifth Third Bancorp 5,558
171 Fiserv, Inc.* 22,334
21 FleetCor Technologies, Inc.* 5,050
130 Franklin Resources, Inc. 3,224
73 Global Payments, Inc. 8,500
23 Globe Life, Inc. 2,832
84 Hartford Financial Services
Group, Inc. (The) 6,565
408 Huntington Bancshares, Inc. 4,594
177 Intercontinental Exchange, Inc. 20,150
199 Invesco Ltd. 2,840
20 Jack Henry & Associates, Inc. 3,174
813 JPMorgan Chase & Co. 126,893
262 KeyCorp 3,246
52 Loews Corp. 3,655
47 M&T Bank Corp. 6,024
9 MarketAxess Holdings, Inc. 2,161
138 Marsh & McLennan Cos., Inc. 27,520
233 Mastercard, Inc., Class A 96,422
177 MetLife, Inc. 11,262
50 Moody's Corp. 18,248
379 Morgan Stanley 30,070
24 MSCI, Inc. 12,500
115 Nasdaq, Inc. 6,422
70 Northern Trust Corp. 5,547
307 PayPal Holdings, Inc.* 17,686
111 PNC Financial Services Group,
Inc. (The) 14,869
63 Principal Financial Group, Inc. 4,651
164 Progressive Corp. (The) 26,901
102 Prudential Financial, Inc. 9,974
58 Raymond James Financial, Inc. 6,099
257 Regions Financial Corp. 4,287
95 S&P Global, Inc. 39,504
102 State Street Corp. 7,428
117 Synchrony Financial 3,786
72 T. Rowe Price Group, Inc. 7,209
64 Travelers Cos., Inc. (The) 11,560
305 Truist Financial Corp. 9,803
436 US Bancorp 16,620
450 Visa, Inc., Class A 115,506
54 W R Berkley Corp. 3,918
1,024 Wells Fargo & Co. 45,660
29 Willis Towers Watson PLC 7,143
43 Zions Bancorp NA 1,532
1,379,856
Health Care – 12.7%
486 Abbott Laboratories 50,685
494 AbbVie, Inc. 70,341
81 Agilent Technologies, Inc. 10,352

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
20 Align Technology, Inc.* $ 4,276
150 Amgen, Inc. 40,446
143 Baxter International, Inc. 5,159
81 Becton Dickinson & Co. 19,131
41 Biogen, Inc.* 9,597
5 Bio-Rad Laboratories, Inc., Class
A* 1,525
44 Bio-Techne Corp. 2,768
410 Boston Scientific Corp.* 22,915
585 Bristol-Myers Squibb Co. 28,887
71 Cardinal Health, Inc. 7,603
51 Catalent, Inc.* 1,981
47 Cencora, Inc. 9,558
153 Centene Corp.* 11,273
14 Charles River Laboratories
International, Inc.* 2,759
83 Cigna Group (The) 21,819
14 Cooper Cos., Inc. (The) 4,717
360 CVS Health Corp. 24,462
184 Danaher Corp. 41,089
15 DaVita, Inc.* 1,522
57 DENTSPLY SIRONA, Inc. 1,810
108 Dexcom, Inc.* 12,476
171 Edwards Lifesciences Corp.* 11,578
66 Elevance Health, Inc. 31,646
223 Eli Lilly & Co. 131,802
109 GE HealthCare Technologies,
Inc. 7,462
349 Gilead Sciences, Inc. 26,733
56 HCA Healthcare, Inc. 14,027
33 Henry Schein, Inc.* 2,202
70 Hologic, Inc.* 4,991
33 Humana, Inc. 16,000
23 IDEXX Laboratories, Inc.* 10,714
44 Illumina, Inc.* 4,486
50 Incyte Corp.* 2,717
20 Insulet Corp.* 3,782
98 Intuitive Surgical, Inc.* 30,462
51 IQVIA Holdings, Inc.* 10,919
674 Johnson & Johnson 104,241
25 Laboratory Corp. of America
Holdings 5,423
36 McKesson Corp. 16,940
373 Medtronic PLC 29,568
710 Merck & Co., Inc. 72,761
5 Mettler-Toledo International,
Inc.* 5,460
93 Moderna, Inc.* 7,226
16 Molina Healthcare, Inc.* 5,849
1,580 Pfizer, Inc. 48,143
30 Quest Diagnostics, Inc. 4,117
29 Regeneron Pharmaceuticals,
Inc.* 23,891
41 ResMed, Inc. 6,467
34 Revvity, Inc. 3,023
27 STERIS PLC 5,425
95 Stryker Corp. 28,151
13 Teleflex, Inc. 2,934
108 Thermo Fisher Scientific, Inc. 53,542
259 UnitedHealth Group, Inc. 143,219
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
17 Universal Health Services, Inc.,
Class B $ 2,337
72 Vertex Pharmaceuticals, Inc.* 25,546
336 Viatris, Inc. 3,085
17 Waters Corp.* 4,770
21 West Pharmaceutical Services,
Inc. 7,366
58 Zimmer Biomet Holdings, Inc. 6,746
129 Zoetis, Inc. 22,790
1,355,692
Industrials – 8.3%
155 3M Co. 15,356
31 A O Smith Corp. 2,336
34 Alaska Air Group, Inc.* 1,286
25 Allegion PLC 2,652
176 American Airlines Group, Inc.* 2,188
65 AMETEK, Inc. 10,090
115 Automatic Data Processing, Inc. 26,441
20 Axon Enterprise, Inc.* 4,597
159 Boeing Co. (The)* 36,829
31 Broadridge Financial Solutions,
Inc. 6,008
30 C.H. Robinson Worldwide, Inc. 2,462
235 Carrier Global Corp. 12,211
143 Caterpillar, Inc. 35,853
44 Ceridian HCM Holding, Inc.* 3,032
24 Cintas Corp. 13,278
242 Copart, Inc.* 12,153
562 CSX Corp. 18,153
40 Cummins, Inc. 8,966
76 Deere & Co. 27,695
180 Delta Air Lines, Inc. 6,647
39 Dover Corp. 5,505
112 Eaton Corp. PLC 25,501
160 Emerson Electric Co. 14,224
33 Equifax, Inc. 7,185
42 Expeditors International of
Washington, Inc. 5,054
157 Fastenal Co. 9,415
65 FedEx Corp. 16,824
98 Fortive Corp. 6,760
17 Generac Holdings, Inc.* 1,990
63 General Dynamics Corp. 15,559
305 General Electric Co. 37,149
186 Honeywell International, Inc. 36,441
105 Howmet Aerospace, Inc. 5,523
15 Hubbell, Inc. 4,500
8 Huntington Ingalls Industries,
Inc. 1,896
21 IDEX Corp. 4,235
77 Illinois Tool Works, Inc. 18,650
110 Ingersoll Rand, Inc. 7,857
23 J.B. Hunt Transport Services, Inc. 4,261
33 Jacobs Solutions, Inc. 4,197
190 Johnson Controls International
PLC 10,032
53 L3Harris Technologies, Inc. 10,113
38 Leidos Holdings, Inc. 4,078
63 Lockheed Martin Corp. 28,210

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
63 Masco Corp. $ 3,815
15 Nordson Corp. 3,530
64 Norfolk Southern Corp. 13,962
40 Northrop Grumman Corp. 19,006
25 Old Dominion Freight Line, Inc. 9,727
115 Otis Worldwide Corp. 9,866
146 PACCAR, Inc. 13,406
34 Parker-Hannifin Corp. 14,728
90 Paychex, Inc. 10,977
14 Paycom Software, Inc. 2,543
46 Pentair PLC 2,969
41 Quanta Services, Inc. 7,721
57 Republic Services, Inc. 9,225
27 Robert Half, Inc. 2,214
31 Rockwell Automation, Inc. 8,539
76 Rollins, Inc. 3,096
407 RTX Corp. 33,162
15 Snap-on, Inc. 4,120
167 Southwest Airlines Co. 4,270
43 Stanley Black & Decker, Inc. 3,909
53 Textron, Inc. 4,063
64 Trane Technologies PLC 14,426
15 TransDigm Group, Inc. 14,443
171 Union Pacific Corp. 38,521
92 United Airlines Holdings, Inc.* 3,625
202 United Parcel Service, Inc.,
Class B 30,625
19 United Rentals, Inc. 9,044
60 Veralto Corp.* 4,635
41 Verisk Analytics, Inc. 9,899
10 W.W. Grainger, Inc. 7,862
104 Waste Management, Inc. 17,783
50 Westinghouse Air Brake
Technologies Corp. 5,828
67 Xylem, Inc. 7,044
881,975
Information Technology – 29.0%
177 Accenture PLC, Class A 58,966
128 Adobe, Inc.* 78,209
452 Advanced Micro Devices, Inc.* 54,764
43 Akamai Technologies, Inc.* 4,968
167 Amphenol Corp., Class A 15,195
140 Analog Devices, Inc. 25,673
24 ANSYS, Inc.* 7,041
4,114 Apple, Inc. 781,454
235 Applied Materials, Inc. 35,198
70 Arista Networks, Inc.* 15,380
58 Autodesk, Inc.* 12,669
119 Broadcom, Inc. 110,162
76 Cadence Design Systems, Inc.* 20,769
38 CDW Corp. 8,013
1,141 Cisco Systems, Inc. 55,202
141 Cognizant Technology Solutions
Corp., Class A 9,924
215 Corning, Inc. 6,125
38 Enphase Energy, Inc.* 3,839
16 EPAM Systems, Inc.* 4,131
17 F5, Inc.* 2,910
6 Fair Isaac Corp.* 6,526
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
29 First Solar, Inc.* $ 4,576
181 Fortinet, Inc.* 9,513
22 Gartner, Inc.* 9,566
158 Gen Digital, Inc. 3,489
362 Hewlett Packard Enterprise Co. 6,121
241 HP, Inc. 7,071
1,172 Intel Corp. 52,388
255 International Business Machines
Corp. 40,433
78 Intuit, Inc. 44,574
91 Juniper Networks, Inc. 2,589
50 Keysight Technologies, Inc.* 6,795
38 KLA Corp. 20,696
35 Lam Research Corp. 25,057
153 Microchip Technology, Inc. 12,766
307 Micron Technology, Inc. 23,369
2,080 Microsoft Corp. 788,133
13 Monolithic Power Systems, Inc. 7,133
47 Motorola Solutions, Inc. 15,175
56 NetApp, Inc. 5,118
691 NVIDIA Corp. 323,181
72 NXP Semiconductors NV
(China) 14,694
122 ON Semiconductor Corp.* 8,702
441 Oracle Corp. 51,249
84 Palo Alto Networks, Inc.* 24,788
31 PTC, Inc.* 4,878
27 Qorvo, Inc.* 2,606
312 QUALCOMM, Inc. 40,264
29 Roper Technologies, Inc. 15,609
273 Salesforce, Inc.* 68,769
54 Seagate Technology Holdings
PLC 4,271
57 ServiceNow, Inc.* 39,087
45 Skyworks Solutions, Inc. 4,362
16 SolarEdge Technologies, Inc.* 1,270
43 Synopsys, Inc.* 23,359
88 TE Connectivity Ltd. 11,528
13 Teledyne Technologies, Inc.* 5,238
43 Teradyne, Inc. 3,966
254 Texas Instruments, Inc. 38,788
72 Trimble, Inc.* 3,341
10 Tyler Technologies, Inc.* 4,088
25 VeriSign, Inc.* 5,305
90 Western Digital Corp.* 4,348
14 Zebra Technologies Corp., Class
A* 3,318
3,108,689
Materials – 2.4%
60 Air Products and Chemicals, Inc. 16,233
32 Albemarle Corp. 3,881
419 Amcor PLC 3,972
23 Avery Dennison Corp. 4,474
89 Ball Corp. 4,921
28 Celanese Corp. 3,882
53 CF Industries Holdings, Inc. 3,983
201 Corteva, Inc. 9,085
197 Dow, Inc. 10,195
128 DuPont de Nemours, Inc. 9,157

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
32 Eastman Chemical Co. $ 2,683
71 Ecolab, Inc. 13,613
34 FMC Corp. 1,824
401 Freeport-McMoRan, Inc. 14,965
71 International Flavors &
Fragrances, Inc. 5,352
97 International Paper Co. 3,583
137 Linde PLC 56,687
73 LyondellBasell Industries NV,
Class A 6,942
17 Martin Marietta Materials, Inc. 7,898
93 Mosaic Co. (The) 3,338
323 Newmont Corp. 12,981
70 Nucor Corp. 11,898
25 Packaging Corp. of America 4,200
66 PPG Industries, Inc. 9,371
41 Sealed Air Corp. 1,369
66 Sherwin-Williams Co. (The) 18,401
44 Steel Dynamics, Inc. 5,242
34 Vulcan Materials Co. 7,261
72 Westrock Co. 2,964
260,355
Real Estate – 2.4%
44 Alexandria Real Estate Equities,
Inc. REIT 4,814
130 American Tower Corp. REIT 27,141
40 AvalonBay Communities, Inc.
REIT 6,918
40 Boston Properties, Inc. REIT 2,277
27 Camden Property Trust REIT 2,437
87 CBRE Group, Inc., Class A* 6,870
114 CoStar Group, Inc.* 9,467
121 Crown Castle, Inc. REIT 14,191
84 Digital Realty Trust, Inc. REIT 11,657
26 Equinix, Inc. REIT 21,190
96 Equity Residential REIT 5,457
18 Essex Property Trust, Inc. REIT 3,842
58 Extra Space Storage, Inc. REIT 7,550
21 Federal Realty Investment Trust
REIT 2,007
155 Healthpeak Properties, Inc. REIT 2,685
200 Host Hotels & Resorts, Inc.
REIT 3,494
155 Invitation Homes, Inc. REIT 5,171
82 Iron Mountain, Inc. REIT 5,260
174 Kimco Realty Corp. REIT 3,362
30 Mid-America Apartment
Communities, Inc. REIT 3,734
259 Prologis, Inc. REIT 29,767
44 Public Storage REIT 11,385
199 Realty Income Corp. REIT 10,738
45 Regency Centers Corp. REIT 2,825
30 SBA Communications Corp.
REIT 7,409
92 Simon Property Group, Inc.
REIT 11,490
78 UDR, Inc. REIT 2,605
113 Ventas, Inc. REIT 5,180
284 VICI Properties, Inc. REIT 8,489
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
147 Welltower, Inc. REIT $ 13,098
201 Weyerhaeuser Co. REIT 6,301
258,811
Utilities – 2.4%
187 AES Corp. (The) 3,218
68 Alliant Energy Corp. 3,439
73 Ameren Corp. 5,664
144 American Electric Power Co.,
Inc. 11,455
53 American Water Works Co., Inc. 6,988
42 Atmos Energy Corp. 4,780
176 CenterPoint Energy, Inc. 4,976
80 CMS Energy Corp. 4,541
97 Consolidated Edison, Inc. 8,741
90 Constellation Energy Corp. 10,894
238 Dominion Energy, Inc. 10,791
56 DTE Energy Co. 5,830
216 Duke Energy Corp. 19,932
106 Edison International 7,101
59 Entergy Corp. 5,983
64 Evergy, Inc. 3,267
98 Eversource Energy 5,822
279 Exelon Corp. 10,744
144 FirstEnergy Corp. 5,319
566 NextEra Energy, Inc. 33,117
118 NiSource, Inc. 3,026
66 NRG Energy, Inc. 3,157
585 PG&E Corp.* 10,044
30 Pinnacle West Capital Corp. 2,248
205 PPL Corp. 5,355
139 Public Service Enterprise Group,
Inc. 8,678
176 Sempra 12,825
305 Southern Co. (The) 21,649
84 WEC Energy Group, Inc. 7,024
154 Xcel Energy, Inc. 9,369
255,977
TOTAL COMMON STOCKS
(Cost $9,978,380)
10,681,224
a
Exchange-Traded Fund – 0.0%
10 Vanguard S&P 500 ETF
(Cost $3,925)
4,194

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
5,124 5.260% $ 5,124
(Cost $5,124)
TOTAL INVESTMENTS – 99.9%
(Cost $9,987,429)
$ 10,690,542
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
6,345
NET ASSETS – 100.0%
$ 10,696,887
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of November
30, 2023:
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations,
Nasdaq-100 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 154,316 $ — $ —
Europe 92,793 — —
North America 11,651,468 — —
South America 77,782 — —
Exchange-Traded Fund 14,715 — —
Investment Company 7,634 — —
Total
$ 11,998,708 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
S&P 500 Core Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 14,694 $ — $ —
North America 10,666,530 — —
Exchange-Traded Fund 4,194 — —
Investment Company 5,124 — —
Total
$ 10,690,542 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Core Premium Income ETFs
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE
Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV;
and (ii) an active trading market for an ETF’s shares may not develop or be maintained.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)